Variable Interest Entity - Schedule of Operating Results (Details) - VIE's [Member] - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025
Variable Interest Entity [Line Items]
Revenues, net	$ 353,387
Cost of revenues	20,611
Gross profit	332,776
Selling and marketing expenses	206,284
General and administrative expenses	37,641
Total operating expenses	243,925
Operating income	88,851
Other income (expense)
Interest income	21
Total other income (expenses)	21
Net income	$ 88,872